Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of basic and diluted loss per share

	Year ended December 31,
	2022	2021
Numerator:
Net loss	$(376,931)	$(214,642)
Less: Net loss attributable to redeemable non-controlling interest	(6,833)	(8,702)
Net loss attributable to Curaleaf Holdings, Inc. — basic and diluted	$(370,098)	$(205,940)
Denominator:
Weighted average SVS outstanding — basic and diluted	711,159,444	698,759,274
Loss per share — basic and diluted	$(0.52)	$(0.29)

Schedule of antidilutive securities excluded from the computation of diluted net loss per share

	Year ended December 31,
	2022	2021
Options to purchase SVS	24,365,668	23,578,470